UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 W. Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period:  February 28, 2014

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

GaveKal Knowledge Leaders Fund

Advisor Class (GAVAX)
Institutional Class (GAVIX)

Semi-Annual Report
February 28, 2014

GaveKal Knowledge Leaders Fund
a series of the Investment Managers Series Trust

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	4
Statement of Operations	5
Statements of Changes in Net Assets	6
Financial Highlights	7
Notes to Financial Statements	9
Supplemental Information	15
Expense Example	17

This report and the financial statements contained herein are provided for the general information of the shareholders of the GaveKal Knowledge Leaders Fund.  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

 www.gavekalfunds.com

GaveKal Knowledge Leaders Fund
SCHEDULE OF INVESTMENTS
As of February 28, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 72.2%
	CONSUMER DISCRETIONARY – 6.4%
34,936	Hasbro, Inc.	$1,927,070
278,618	Kingfisher PLC	1,836,397
24,010	NIKE, Inc. - Class B	1,879,983
112,400	Staples, Inc.	1,527,516
25,808	Time Warner, Inc.	1,732,491
20,827	Viacom, Inc. - Class B	1,827,153
63,745	Wolters Kluwer N.V.	1,836,454
		12,567,064
	CONSUMER STAPLES – 11.2%
18,543	Beiersdorf A.G.	1,891,691
43,600	FamilyMart Co., Ltd.	1,945,857
18,851	Henkel A.G. & Co. KGaA	1,904,138
190,330	Koninklijke Ahold N.V.	3,547,783
39,831	PepsiCo, Inc.	3,189,268
33,026	Reckitt Benckiser Group PLC	2,716,737
48,900	Seven & I Holdings Co., Ltd.	1,838,694
147,600	Shiseido Co., Ltd.	2,619,394
34,522	Walgreen Co.	2,345,770
		21,999,332
	HEALTH CARE – 28.5%
51,102	Abbott Laboratories	2,032,838
34,570	Actelion Ltd.	3,663,001
25,188	Becton, Dickinson and Co.	2,902,161
72,316	Bristol-Myers Squibb Co.	3,888,431
21,286	C.R. Bard, Inc.	3,068,590
64,051	CareFusion Corp.*	2,595,987
72,033	Eli Lilly & Co.	4,293,887
30,979	Henry Schein, Inc.*	3,687,740
35,538	Johnson & Johnson	3,273,761
30,070	Lonza Group A.G.	3,173,354
61,415	Medtronic, Inc.	3,639,453
57,399	Pfizer, Inc.	1,843,082
152,731	QIAGEN N.V.*	3,435,067
197,880	Smith & Nephew PLC	3,149,380
61,394	St. Jude Medical, Inc.	4,133,044
46,209	Stryker Corp.	3,707,810
39,384	Zimmer Holdings, Inc.	3,695,795
		56,183,381
	INDUSTRIALS – 4.3%
49,395	Cintas Corp.	2,996,301

GaveKal Knowledge Leaders Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 28, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
45,169	Illinois Tool Works, Inc.	$3,726,442
13,884	Siemens A.G.	1,851,066
		8,573,809
	INFORMATION TECHNOLOGY – 20.8%
148,175	Activision Blizzard, Inc.	2,867,186
51,306	Adobe Systems, Inc.*	3,520,105
141,189	Applied Materials, Inc.	2,676,943
83,346	CA, Inc.	2,792,091
105,749	Corning, Inc.	2,037,783
93,800	Dena Co., Ltd.	2,033,557
138,350	EMC Corp.	3,648,289
2,854	Google, Inc. - Class A*	3,469,465
194,000	Gree, Inc.	2,152,900
74,400	Konami Corp.	1,873,729
72,187	Microsoft Corp.	2,765,484
84,775	NetApp, Inc.	3,425,758
159,062	NVIDIA Corp.	2,923,560
40,891	Seagate Technology PLC1	2,134,101
236,386	Xerox Corp.	2,597,882
		40,918,833
	TELECOMMUNICATION SERVICES – 1.0%
67,996	Vivendi S.A.	1,938,895

	TOTAL COMMON STOCKS (Cost $119,362,419)	142,181,314

Principal Amount

	SHORT-TERM INVESTMENTS – 27.6%
$54,260,910	UMB Money Market Fiduciary, 0.01%2	54,260,910

	TOTAL SHORT-TERM INVESTMENTS (Cost $54,260,910)	54,260,910

	TOTAL INVESTMENTS – 99.8% (Cost $173,623,329)	196,442,224
	Other Assets in Excess of Liabilities – 0.2%	338,112

	TOTAL NET ASSETS – 100.0%	$196,780,336

PLC – Public Limited Company

*	Non-income producing security.
1	Foreign security denominated in U.S. Dollars.
2	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

GaveKal Knowledge Leaders Fund
SUMMARY OF INVESTMENTS
As of February 28, 2014 (Unaudited)

Security Type/Country	Percent of Total Net Assets
Common Stocks
United States	49.1%
Japan	6.3%
Netherlands	4.5%
United Kingdom	3.9%
Switzerland	3.5%
Germany	2.8%
Ireland	1.1%
France	1.0%
Total Common Stocks	72.2%
Short-Term Investments	27.6%
Total Investments	99.8%
Other Assets in Excess of Liabilities	0.2%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

GaveKal Knowledge Leaders Fund
STATEMENT OF ASSETS AND LIABILITIES
As of February 28, 2014 (Unaudited)

Assets:
Investments, at value (cost $173,623,329)	$196,442,224
Receivables:
Fund shares sold	348,340
Dividends and interest	278,127
Prepaid expenses	35,978
Total assets	197,104,669

Liabilities:
Payables:
Advisory fees	143,399
Fund shares redeemed	111,200
Administration fees	20,144
Transfer agent fees and expenses	12,763
Fund accounting fees	10,026
Auditing fees	8,475
Distribution fees - Advisor Class (Note 8)	6,203
Custody fees	4,258
Shareholder Servicing fees (Note 7)	2,499
Chief Compliance Officer fees	994
Trustees' fees and expenses	34
Accrued other expenses	4,338
Total liabilities	324,333

Net Assets	$196,780,336

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$173,512,322
Accumulated net investment loss	(198,427)
Accumulated net realized gain on investments and foreign currency transactions	646,646
Net unrealized appreciation (depreciation) on:
Investments	22,818,895
Foreign currency translations	900
Net Assets	$196,780,336

Advisor Class Shares:
Net assets applicable to shares outstanding	$33,410,078
Shares outstanding	2,462,188
Net asset value, offering and redemption price per share	$13.57

Institutional Class Shares:
Net assets applicable to shares outstanding	$163,370,258
Shares outstanding	11,936,935
Net asset value, offering and redemption price per share	$13.69

See accompanying Notes to Financial Statements.

GaveKal Knowledge Leaders Fund
STATEMENT OF OPERATIONS
For the Six Months Ended February 28, 2014 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $20,666)	$1,059,075
Interest	2,873
Total investment income	1,061,948

Expenses:
Advisory fees	823,471
Administration fees	94,080
Transfer agent fees and expenses	47,929
Fund accounting fees	40,035
Distribution fees - Advisor Class (Note 8)	38,232
Registration fees	22,316
Custody fees	15,254
Shareholder reporting fees	11,630
Auditing fees	8,431
Miscellaneous	7,417
Legal fees	5,951
Chief Compliance Officer fees	4,959
Shareholder Servicing fees (Note 7)	3,570
Trustees' fees and expenses	2,976
Insurance fees	844

Total expenses	1,127,095
Advisory fees recovered	54,763
Net expenses	1,181,858
Net investment loss	(119,910)

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency:
Net realized gain (loss) on:
Investments	2,866,203
Foreign currency transactions	(7,045)
Net realized gain	2,859,158
Net change in unrealized appreciation/depreciation on:
Investments	15,843,117
Foreign currency translations	1,215
Net change in unrealized appreciation/depreciation	15,844,332
Net realized and unrealized gain on investments and foreign currency	18,703,490

Net Increase in Net Assets from Operations	$18,583,580

See accompanying Notes to Financial Statements.

GaveKal Knowledge Leaders Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended February 28, 2014 (Unaudited)	For the Year Ended August 31, 2013
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(119,910)	$253,775
Net realized gain on investments and foreign currency transactions	2,859,158	8,273,356
Net change in unrealized appreciation/depreciation on investments
and foreign currency translations	15,844,332	1,138,030
Net increase in net assets resulting from operations	18,583,580	9,665,161

Distributions to Shareholders:
From net investment income:
Advisor Class	-	(47,447)
Institutional Class	-	(318,746)
From net realized gain:
Advisor Class	(1,643,191)	(47,276)
Institutional Class	(8,340,540)	(179,555)
Total distributions to shareholders	(9,983,731)	(593,024)

Capital Transactions:
Net proceeds from shares sold:
Advisor Class	4,555,299	16,666,987
Institutional Class	39,131,892	75,600,062
Reinvestment of distributions:
Advisor Class	1,627,981	93,907
Institutional Class	8,113,968	462,390
Cost of shares redeemed:
Advisor Class1	(2,613,598)	(9,417,405)
Institutional Class2	(22,765,908)	(25,343,986)
Net increase in net assets from capital transactions	28,049,634	58,061,955

Total increase in net assets	36,649,483	67,134,092

Net Assets:
Beginning of period	160,130,853	92,996,761
End of period	$196,780,336	$160,130,853

Accumulated net investment loss	$(198,427)	$(78,517)

Capital Share Transactions:
Shares sold:
Advisor Class	340,605	1,306,950
Institutional Class	2,899,272	5,903,730
Shares reinvested:
Advisor Class	125,037	7,938
Institutional Class	618,443	38,889
Shares redeemed:
Advisor Class	(196,960)	(736,981)
Institutional Class	(1,720,588)	(2,008,626)
Net increase in capital share transactions	2,065,809	4,511,900

1	Net of redemption fee proceeds of $741 and $4,013, respectively.
2	Net of redemption fee proceeds of $7,117 and $14,053, respectively.

See accompanying Notes to Financial Statements.

GaveKal Knowledge Leaders Fund
FINANCIAL HIGHLIGHTS
Advisor Class

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended February 28, 2014 (Unaudited)		For the Year Ended August 31, 2013		For the Year Ended August 31, 2012		For the Period September 30, 2010* through August 31, 2011
Net asset value, beginning of period	$12.91		$11.83		$10.21		$10.00
Income from Investment Operations:
Net investment income (loss)1	(0.02)		-	2	0.02		(0.06)
Net realized and unrealized gain on investments	1.40		1.14		1.60		0.27
Total from investment operations	1.38		1.14		1.62		0.21

Less Distributions:
From net investment income	-		(0.03)		-		-
From net realized gain	(0.72)		(0.03)		-		-
Total distributions	(0.72)		(0.06)		-		-

Redemption fee proceeds	-	2	-	2	-	2	-	2

Net asset value, end of period	$13.57		$12.91		$11.83		$10.21

Total return3	10.91%	4	9.64%		15.87%		2.10%	4

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$33,410		$28,318		$19,115		$3,492

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.44%	5	1.53%		1.84%		13.39%	5
After fees waived and expenses absorbed/recovered	1.50%	5	1.50%		1.50%		1.50%	5
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	(0.28)%	5	(0.02)%		(0.16)%		(12.50)%	5
After fees waived and expenses absorbed/recovered	(0.34)%	5	0.01%		0.18%		(0.61)%	5
Portfolio turnover rate	42%	4	89%		74%		42%	4

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2	Amount represents less than $0.01 per share.
3
Total returns would have been lower/higher had fees not been waived/recovered by the Advisor.  These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4	Not annualized.
5	Annualized.

See accompanying Notes to Financial Statements.

GaveKal Knowledge Leaders Fund
FINANCIAL HIGHLIGHTS
Institutional Class

Per share operating performance.
For a capital share outstanding throughout each period.
	For the Six Months Ended February 28, 2014 (Unaudited)		For the Year Ended August 31, 2013		For the Year Ended August 31, 2012	For the Period September 30, 2010* through August 31, 2011
Net asset value, beginning of period	$13.00		$11.91		$10.24	$10.00
Income from Investment Operations:
Net investment income (loss)1	(0.01)		0.03		0.05	(0.02)
Net realized and unrealized gain on investments	1.42		1.14		1.62	0.26
Total from investment operations	1.41		1.17		1.67	0.24

Less Distributions:
From net investment income	-		(0.05)		(0.01)	-
From net realized gain	(0.72)		(0.03)		-	-
Total distributions	(0.72)		(0.08)		(0.01)	-

Redemption fee proceeds	-	2	-	2	0.01	-	2

Net asset value, end of period	$13.69		$13.00		$11.91	$10.24

Total return3	11.07%	4	9.85%		16.38%	2.40%	4

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$163,370		$131,813		$73,881	$3,950

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.19%	5	1.28%		1.59%	13.14%	5
After fees waived and expenses absorbed/recovered	1.25%	5	1.25%		1.25%	1.25%	5
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	(0.03)%	5	0.23%		0.09%	(12.14)%	5
After fees waived and expenses absorbed/recovered	(0.09)%	5	0.26%		0.43%	(0.25)%	5
Portfolio turnover rate	42%	4	89%		74%	42%	4

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2	Amount represents less than $0.01 per share.
3
Total returns would have been lower/higher had fees not been waived/recovered by the Advisor.  Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4	Not annualized.
5	Annualized.

See accompanying Notes to Financial Statements.

GaveKal Knowledge Leaders Fund
NOTES TO FINANCIAL STATEMENTS
February 28, 2014 (Unaudited)

Note 1 – Organization
GaveKal Knowledge Leaders Fund (formerly known as GaveKal Platform Company Fund) (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to provide long-term capital growth.  The Fund commenced investment operations on September 30, 2010, with two classes of shares, Advisor Class and Institutional Class.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service. The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs.  The Board reviews the independent third party fair valuation analysis report quarterly.

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

GaveKal Knowledge Leaders Fund
NOTES TO FINANCIAL STATEMENTS - Continued
February 28, 2014 (Unaudited)

(c) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Fund’s NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(d) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the six months ended February 28, 2014, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e) Distributions to Shareholders
The Fund will make distributions of net investment income and capital gains, if any, at least annually.  Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.  Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

GaveKal Knowledge Leaders Fund
NOTES TO FINANCIAL STATEMENTS - Continued
February 28, 2014 (Unaudited)

(f) Money Market Investments
The GaveKal Knowledge Leaders Fund invests a significant amount (27.6% as of February 28, 2014) in the UMB Money Market Fiduciary.  The UMB Money Market Fiduciary acts as a bank deposit for the Fund, providing an interest bearing account for short-term investment purposes.  This investment vehicle is not publically traded on open markets.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with GaveKal Capital, LLC (the “Advisor”).  Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.90% of the Fund’s average daily net assets.  The Advisor has contractually agreed to waive its fee and, if necessary, to absorb other operating expenses in order to limit total annual operating expenses to 1.50% and 1.25% of the Fund's average daily net assets for Advisor Class and Institutional Class, respectively, until December 31, 2014 (it will automatically renew for an additional one year period).

For the six months ended February 28, 2014, the Advisor recovered $54,763 of previously waived advisory fees and/or other expenses absorbed.  The Advisor may recover from the Fund fees and/or expenses previously waived and/or absorbed if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived.  The Advisor is permitted to seek reimbursement from the Fund for a period of three fiscal years following the fiscal year in which such reimbursements occurred.  At February 28, 2014, the amount of these potentially recoverable expenses was $363,667.  The Advisor may recapture all or a portion of this amount no later than August 31, of the years stated below:

2014	$175,796
2015	157,189
2016	30,682
2017	-

IMST Distributors, LLC serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”), serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.  For the six months ended February 28, 2014, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Trust.  The Fund’s allocated fees incurred for CCO services for the six months ended February 28, 2014, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At February 28, 2014, gross unrealized appreciation and (depreciation) on investments based on cost for federal income tax purposes were as follows:

Cost of investments	$173,632,141

Gross unrealized appreciation	$23,518,797
Gross unrealized depreciation	(708,714)
Net unrealized appreciation on investments	$22,810,083

GaveKal Knowledge Leaders Fund
NOTES TO FINANCIAL STATEMENTS - Continued
February 28, 2014 (Unaudited)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of August 31, 2013, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$4,133,125
Undistributed long-term capital gains	3,646,906
Tax accumulated earnings	7,780,031

Accumulated capital and other losses	(78,517)
Net unrealized appreciation on investments	6,966,966
Net unrealized depreciation on foreign currency translations	(315)
Total accumulated earnings	$14,668,165

The Fund has $78,517 in qualified late-year losses, which are deferred until fiscal year 2014 for tax purposes.  Net late-year ordinary losses incurred after December 31 and within the taxable year and net late-year specified losses incurred after October 31 and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

The tax character of distributions paid during the fiscal years ended August 31, 2013 and 2012 were as follows:

	2013	2012
Distributions paid from :
Ordinary income	$593,024	$11,061
Net long-term capital gains	-	-
Total distributions paid	$593,024	$11,061

Note 5 – Redemption Fee
The Fund may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 90 days of purchase. For the six months ended February 28, 2014, the Fund received $7,858 in redemption fees.

Note 6 – Investment Transactions
For the six months ended February 28, 2014, purchases and sales of investments, excluding short-term investments, were $64,987,906 and $53,880,229, respectively.

Note 7 – Shareholder Servicing Plan
The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended February 28, 2014, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 8 – Distribution Plan
The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, which allows the Fund to pay distribution fees for the sale and distribution of its shares.  The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets, attributable to Advisor Class shares, payable to IMST Distributors, LLC effective January 1, 2013.  Prior to January 1, 2013, distribution fees were payable to the Advisor as the distribution coordinator.  The Institutional Class does not pay any distribution fees.

GaveKal Knowledge Leaders Fund
NOTES TO FINANCIAL STATEMENTS - Continued
February 28, 2014 (Unaudited)

For the six months ended February 28, 2014, distribution fees incurred with respect to Advisor Class shares are disclosed on the Statement of Operations.

Note 9 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

In addition, the Fund has adopted Accounting Standards Update No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards.  Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of February 28, 2014, in valuing the Fund’s assets carried at fair value:

GaveKal Knowledge Leaders Fund
NOTES TO FINANCIAL STATEMENTS - Continued
February 28, 2014 (Unaudited)

	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks
Consumer Discretionary	$8,894,213	$3,672,851	$-	$12,567,064
Consumer Staples	5,535,038	16,464,294	-	21,999,332
Health Care	42,762,579	13,420,802	-	56,183,381
Industrials	6,722,743	1,851,066	-	8,573,809
Information Technology	34,858,648	6,060,185	-	40,918,833
Telecommunication Services		1,938,895		1,938,895
Short-Term Investments	54,260,910	-	-	54,260,910
Total Investments	$153,034,131	$43,408,093	$-	$196,442,224

*
In accordance with procedures established by, and under the general supervision of, the Fund’s Board of Trustees, the values of certain equity securities listed or traded on foreign security exchanges may be adjusted due to changes in the value of U.S.-traded securities. In this circumstance, $43,408,093 of investment securities were classified as Level 2 instead of Level 1.

**	The Fund did not hold any Level 3 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Note 11 – Derivatives and Hedging Disclosures
Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows.

The Fund’s policies permit the Fund to enter into forward contracts principally to hedge either specific transactions or portfolio positions in an attempt to minimize currency value fluctuations.  Forward contracts involve an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days, agreed upon by the parties, from the date of the contract, at a price set at the time of the contract.  The forward contracts were bought or sold to protect the Fund, to some degree, from a possible loss resulting from an adverse change in the relationship between foreign currencies and the United States dollar (“US$”). Although such contracts may minimize the risk of loss due to a decline in value of the hedged currency, the contracts may limit any potential gain that may result from currency increases.

The risks to the Fund of entering into forward contracts include currency risks, such as fluctuations in the value of foreign currencies and the performance of foreign currencies relative to the US$; exchange control regulations; and costs incurred in connection with conversions between various currencies (fees may also be incurred when converting foreign investments to US$).  As a result, the relative strength of the US$ may be an important factor in the performance of the Fund.  For the six months ended February 28, 2014, the Fund did not enter into forward contracts.

Note 12 – Disclosures about Offsetting Assets and Liabilities
Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

GaveKal Knowledge Leaders Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreement (Unaudited)
At in-person meetings held on August 22-23, 2013, and September 17-18, 2013, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and GaveKal Capital, LLC (the “Investment Advisor”) with respect to the GaveKal Knowledge Leaders Fund series of the Trust (the “Fund”) for an additional one-year term.  In approving renewal of the Advisory Agreement, the Board, including the Independent Trustees, determined that renewal of the Advisory Agreement is in the best interests of the Fund and its shareholders.

Background
In advance of the meeting, the Board received information about the Fund and the Advisory Agreement from the Investment Advisor and from Mutual Fund Administration Corporation and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below.  The materials, among other things, included information about the Investment Advisor’s organization and financial condition; information regarding the background and experience of relevant personnel providing services to the Fund; reports comparing performance of the Fund with returns of the MSCI World Index and a group of comparable funds selected by Morningstar, Inc. (the “Performance Peer Group”) from its World Large Core fund category (the “Performance Universe”); reports regarding the investment advisory fees and total expenses of the Fund compared with those of a group of comparable funds selected by Morningstar, Inc. (the “Expense Peer Group”) from its World Stock fund category (the “Expense Universe”); and information about the Investment Advisor’s policies and procedures, including its compliance manual and brokerage and trading procedures.  The Board also received a memorandum from the independent legal counsel to the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Advisory Agreement. In addition, the Board considered information reviewed by the Board during the year at other Board and committee meetings.  Before voting on the Advisory Agreement, the Independent Trustees met in a private session with counsel at which no representatives of the Investment Advisor were present.

In approving renewal of the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services
The Board considered information included in the meeting materials regarding the performance of the Fund.  The Board noted that the materials they reviewed indicated that the annualized total return of the Fund for the one-year period ended June 30, 2013, was below the median return of the Performance Peer Group (by 495 basis points), the median return of the Performance Universe (by 465 basis points), and the return of the MSCI World Index (by 461 basis points).  The Board noted that the Fund’s performance was in the sixth percentile of the funds in the Performance Universe in 2011 and in the eighth percentile of those funds for the first half of 2013, but was in the 93rd percentile of those funds in 2012.

The Board also considered the overall quality of services provided by Investment Advisor to the Fund.  In doing so, the Board considered the Investment Advisor’s specific responsibilities in day-to-day management and oversight of the Fund, as well as the qualifications, experience and responsibilities of the personnel involved in the activities of the Fund.  The Board also considered the overall quality of the Investment Advisor’s organization and operations, and the Investment Advisor’s compliance structure and compliance procedures.  Based on its review, the Board and the Independent Trustees concluded that the nature, overall quality, and extent of the management and oversight services provided by the Investment Advisor to the Fund are satisfactory.

Advisory Fee and Expense Ratio
The Board considered information included in the meeting materials regarding the investment advisory fees and total expenses of the Fund.  With respect to the advisory fees paid by the Fund, the Board noted that the meeting materials indicated that the investment advisory fees (gross of fee waivers by the Investment Advisor) were higher than the Fund’s Expense Peer Group and Expense Universe medians by five basis points.  The Board noted, however, that the Investment Advisor had waived a portion of its advisory fee with respect to the Fund for the year ended June 30, 2013, because of the Fund’s low asset levels and that the Fund’s effective advisory fee was therefore lower than its gross advisory fee.  The Board noted that the advisory fee charged by the Investment Advisor to the Fund is within the range of fees charged by the Investment Advisor to its separate account clients managed using the same style as the Fund.  The Board also noted that the Investment Advisor’s management of the Fund includes oversight of the Fund’s compliance with certain requirements under the 1940 Act that do not apply to the Investment Advisor’s separate account clients.  In considering total expenses paid by the Fund, the Board observed that the total expenses paid by the Fund (net of fee waivers) were higher than the Expense Peer Group median by eight basis points and the Expense Universe median by 16 basis points.  The Board and the Independent Trustees concluded that the compensation payable to the Investment Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Investment Advisor provides to the Fund.

GaveKal Knowledge Leaders Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Profitability and Economies of Scale
The Board also considered information relating to the Investment Advisor’s costs and profits with respect to the Fund for the year ended June 30, 2013, noting that the Investment Advisor had waived a portion of its advisory fees, and the Board determined that the level of profitability was reasonable.  The Board also considered the benefits received by the Investment Advisor as a result of its relationship with the Fund, including its receipt of advisory fees, research received from broker-dealers providing execution services to the Fund, and the intangible benefits of any favorable publicity arising in connection with the Fund’s performance.  They also noted that although there were no advisory fee breakpoints, the asset level of the Fund was not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future, as the Fund’s assets grow.

Conclusion
Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Advisory Agreement was in the best interests of the Fund and its shareholders and, accordingly, approved renewal of the Advisory Agreement.

GaveKal Knowledge Leaders Fund
EXPENSE EXAMPLE
For the Six Months Ended February 28, 2014 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Advisor Class only); and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 9/1/13 to 2/28/14.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		9/1/13	2/28/14	9/1/13 – 2/28/14
Advisor Class	Actual Performance	$1,000.00	$1,109.10	$7.84
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.56	7.50
Institutional Class	Actual Performance	1,000.00	1,110.70	6.54
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.80	6.26

*
Expenses are equal to the Fund’s annualized expense ratio of 1.50% and 1.25% for Advisor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense recovery. Assumes all dividends and distributions were reinvested.

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GaveKal Knowledge Leaders Fund
a series of the Investment Managers Series Trust

Investment Advisor
GaveKal Capital, LLC
370 17th Street, Suite 4930
Denver, Colorado 80202

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

 Fund Co-Administrator
Mutual Fund Administration Corporation
2220 E. Route 66, Suite 226
Glendora, California  91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, Wisconsin 53233-2301

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine  04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
GaveKal Knowledge Leaders Fund Advisor Class	GAVAX	461 418 667
GaveKal Knowledge Leaders Fund Institutional Class	GAVIX	461 418 659

Privacy Principles of the GaveKal Knowledge Leaders Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.  The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the GaveKal Knowledge Leaders Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (888) 998-9890 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 998-9890 or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC website at  www.sec.gov or by calling the Fund at (888) 998-9890. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

GaveKal Knowledge Leaders Fund
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: (888) 998-9890

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	05/07/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	05/07/14

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	05/07/14